UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22936

Diversified Real Asset Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period:  August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

DRA

Diversified Real Asset Income Fund
Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Interest Rate (8)	Maturity (8)	Value

	LONG-TERM INVESTMENTS – 137.1% (94.4% of Total Investments)

	WHOLE LOANS – 27.9% (19.2% of Total Investments) (2), (3), (4)

	Commercial Loans – 20.7% (14.2% of Total Investments)

$2,258	150 North Pantano I, AZ	4.900%	8/01/19	$2,257,909
3,205	8324 East Hartford Drive I, Scottsdale, AZ, (5)	6.900%	5/01/20	3,205,232
954	Bigelow Office Buildings, Las Vegas, NV	6.375%	4/01/17	972,690
1,390	Carl’s Jr., Idaho Springs, CO	4.125%	5/01/23	1,369,057
6,896	Clear Lake Central I, Webster, TX, (5)	4.925%	12/31/15	6,554,405
2,336	Cresthaven Medical, Memphis, TN	3.875%	6/01/18	2,335,550
2,027	Hacienda Colorado Restaurant, Englewood, CO	4.375%	7/01/23	2,015,790
11,136	La Cholla Plaza I, Tucson, AZ, (5), (6), (7)	3.175%	8/01/14	6,666,663
1,190	La Costa Meadows Industrial Park I, San Marcos, CA	6.775%	7/01/17	1,147,414
1,915	La Costa Meadows Industrial Park II, San Marcos, CA	7.525%	7/01/17	1,860,815
3,750	Magnolia Retail Land, Magnolia, TX, (5)	6.900%	10/01/16	3,750,000
14,000	NCH Commercial Pool II, Rocky Point, Mexico, (5), (7)	11.925%	8/01/14	6,039,600
3,900	Office City Plaza, Houston, TX, (5)	4.900%	3/01/17	3,698,425
11,832	Oyster Point Office Park, Newport News, VA, (5)	4.175%	5/01/16	9,150,000
815	Oyster Point Office Park II, Newport News, VA	4.875%	5/01/16	393,000
1,859	Palace Court, Santa Fe, NM, (5)	4.875%	12/31/15	1,304,957
1,382	PennMont Office Plaza, Albuquerque, NM	5.375%	12/31/15	1,382,102
1,240	Perkins Restaurant, Maple Grove, MN	6.375%	1/01/18	1,265,001
4,523	RealtiCorp Fund III, Crystal River, FL, (5)	5.925%	7/01/16	4,522,755
3,388	RL Stowe Portfolio, Belmont, NC and Chattanooga, TN	3.925%	1/01/20	2,786,237
15,000	Signal Butte, Mesa, AZ, (5), (9)	4.925%	7/01/17	7,999,995
4,409	Superior Ford Dealership, Plymouth, MN	6.425%	7/01/17	4,331,942
3,204	Tatum Ranch Center, Phoenix, AZ, (5)	6.150%	4/01/16	3,204,207
102,609	Total Commercial Loans			78,213,746

	Multifamily Loans – 7.2% (5.0% of Total Investments)

2,420	El Dorado Apartments I, Tucson, AZ, (5)	5.650%	9/01/17	2,420,444
220	El Dorado Apartments II, Tucson, AZ	7.125%	9/01/17	154,495
2,350	Good Haven Apartments, Dallas TX, (5)	4.875%	8/01/17	2,350,000
4,875	Keystone Crossings, Springdale, AR, (5), (10), (11)	8.150%	7/05/16	4,204,697
4,933	NCH Multifamily Pool, Oklahoma City, OK, (5), (7)	11.925%	8/01/14	41,061
4,400	NCH Multifamily Pool II, Rocky Point Mexico, (5), (7)	11.925%	8/01/14	4,135,560
3,650	RiverPark Land Lot III, Oxnard, CA, (5)	4.900%	4/01/16	3,472,351
13,163	Sapphire Skies I, Cle Elum, WA, (5), (12)	0.925%	3/01/20	10,527,767
36,011	Total Multifamily Loans			27,306,375
$138,620	Total Whole Loans (cost $136,505,397)			105,520,121

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	CORPORATE NOTES – 3.8% (2.7% of Total Investments) (2), (3), (4)

	Diversified Financial Services – 3.8% (2.7% of Total Investments)

$3,000	Stratus II, Stratus Properties Inc., (5)	7.250%	12/31/15	$3,000,000
8,000	Stratus III, Stratus Properties Inc., (5)	7.250%	12/31/16	8,080,000
3,500	Stratus VII, Stratus Properties Inc., (5)	7.250%	12/31/15	3,500,000
$14,500	Total Corporate Notes (cost $14,500,000)			14,580,000

Shares	Description (1)			Value

	COMMON STOCKS – 45.9% (31.6% of Total Investments)

	Air Freight & Logistics – 1.0% (0.7% of Total Investments)

102,243	BPost SA, (13)			$2,487,201
33,129	Oesterreichische Post AG, (13)			1,273,153
	Total Air Freight & Logistics			3,760,354

Nuveen Investments	1

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 0.4% (0.3% of Total Investments)

70,881	Covanta Holding Corporation	$1,403,444

	Diversified Telecommunication Services – 0.1% (0.1% of Total Investments)

544,308	HKBN Limited, (13), (14)	560,793

	Electric Utilities – 5.8% (4.0% of Total Investments)

106,737	Alupar Investimento SA	423,222
747,392	AusNet Services, (13)	692,976
59,779	Brookfield Infrastructure Partners LP	2,361,271
761,545	Contact Energy Limited, (13)	2,501,465
103,925	Endesa S.A, (13), (14)	2,146,870
3,132	Hafslund ASA, Class B Shares	21,770
2,768,161	HK Electric Investments Limited, (13)	1,918,178
955,978	Infratil Limited, (13)	1,815,759
11,484	PPL Corporation	355,889
232,554	Scottish and Southern Energy PLC, (13)	5,211,333
9,012	Southern Company	391,211
1,657,937	Spark Infrastructure Group, (13)	2,342,845
27,099	Terna-Rete Elettrica Nazionale SpA, (13)	126,126
299,632	Transmissora Alianca de Energia Eletrica SA	1,528,461
	Total Electric Utilities	21,837,376

	Gas Utilities – 0.9% (0.6% of Total Investments)

24,581	AmeriGas Partners, LP	1,102,212
24,713	Enagas, (13)	674,342
315,729	Snam Rete Gas S.p.A, (13)	1,542,391
	Total Gas Utilities	3,318,945

	Independent Power & Renewable Electricity Producers – 2.4% (1.7% of Total Investments)

14,347	8Point3 Energy Partners LP	213,053
12,998	Brookfield Renewable Energy Partners LP	367,843
135,090	Pattern Energy Group Inc.	3,062,490
732,370	Renewables Infrastructure Group Limited	1,123,822
193,402	Saeta Yield S.A, (14)	1,775,274
318,216	TransAlta Renewables Inc.	2,665,506
	Total Independent Power & Renewable Electricity Producers	9,207,988

	Multi-Utilities – 6.5% (4.5% of Total Investments)

802,423	Centrica PLC, (13)	2,971,160
1,768,054	Duet Group, (13)	2,751,813
249,683	Engie, (13)	4,459,333
11,566,203	Keppel Infrastructure Trust, (13)	3,895,066
94,942	National Grid PLC	6,283,262
651,392	Redes Energeticas Nacionais SA, (13)	1,947,298
23,505	TECO Energy, Inc.	495,250
947,268	Vector Limited, (13)	1,905,808
	Total Multi-Utilities	24,708,990

	Oil, Gas & Consumable Fuels – 1.7% (1.2% of Total Investments)

12,803	Arc Logisitics Partners LP	204,208
101,828	BlueKnight Energy Partners LP	631,334
62,376	Enbridge Energy Partners LP	1,763,991
11,529	Enbridge Income Fund Holdings Inc.	289,802
18,393	Enviva Partners, LP	240,029
28,772	Kinder Morgan, Inc.	932,501
4,155	TC Pipelines LP	224,287
10,809	USD Partners LP	121,169
134,317	Veresen Inc.	1,387,480
15,962	Williams Partners LP	636,086
	Total Oil, Gas & Consumable Fuels	6,430,887

2	Nuveen Investments

Shares	Description (1)	Value

	Real Estate Investment Trust – 19.8% (13.6% of Total Investments)

46,667	Agree Realty Corporation	$1,327,674
172,178	Apollo Commercial Real Estate Finance, Inc.	2,818,554
158,445	Armada Hoffler Properties Inc.	1,581,281
102,960	Blackstone Mortgage Trust Inc, Class A	2,850,962
314,685	CapitaMall Trust, (13)	427,530
111,284	CareTrust REIT Inc.	1,247,494
104,092	CBL & Associates Properties Inc.	1,548,889
110,346	Colony Financial Inc.	2,395,612
39,177	Community Healthcare Trust Inc.	708,712
28,200	Corrections Corporation of America	828,516
55,979	Crombie Real Estate Investment Trust	552,301
36,643	Digital Realty Trust Inc.	2,320,235
71,912	Easterly Government Properties, Inc.	1,127,580
32,550	Entertainment Properties Trust	1,656,470
45,480	Franklin Street Properties Corporation	473,447
1,853,444	Frasers Centrepoint Trust, (13)	2,553,970
22,857	Geo Group Inc.	686,396
188,290	Independence Realty Trust	1,395,229
326,599	Inland Real Estate Corporation	2,746,698
140,620	InnVest Real Estate Investment Trust	561,155
22,621	Investors Real Estate Trust	151,334
1,125,481	Keppel DC REIT, (13)	822,461
18,874	Kite Realty Group Trust	478,645
113,938	Lexington Corporate Properties Trust	919,480
124,382	Liberty Property Trust	3,823,503
22,502	LTC Properties Inc.	917,857
2,639,433	Mapletree Greater China Commercial Trust, (13)	1,776,287
358,188	Mapletree Logistics Trust, (13)	248,644
288,508	Medical Properties Trust Inc.	3,366,888
73,298	Monmouth Real Estate Investment Corporation	697,797
6,716	National Health Investors Inc.	370,052
56,454	National Storage Affiliates Trust	730,515
7,934	New Senior Investment Group, Inc.	90,368
50,593	Northstar Realty Finance Corporation	710,832
71,616	Omega Healthcare Investors Inc.	2,419,188
119,151	OneREIT	290,723
582,800	Parkway Life Real Estate Investment Trust, (13)	941,308
17,334	Pebblebrook Hotel Trust	448,604
257,884	Physicians Realty Trust	3,739,318
495,372	Plaza Retail REIT	1,619,109
462,880	Pure Industrial Real Estate Trust	1,611,425
12,965	Sabra Health Care Real Estate Investment Trust Inc.	310,771
233,473	Scentre Group, (13)	632,411
19,484	Senior Housing Properties Trust	305,899
52,036	Smart Real Estate Investment Trust	1,157,718
5,164	Spirit Realty Capital Inc.	49,574
249,860	STAG Industrial Inc.	4,262,612
99,949	Starwood Property Trust Inc.	2,126,915
107,062	STORE Capital Corporation	2,158,370
57,135	Sunstone Hotel Investors Inc.	1,505,507
695,258	TF Administradora Industrial S de RL de CV	1,314,968
17,536	Universal Health Realty Income Trust	806,656
28,348	Urstadt Biddle Properties Inc.	508,280
21,142	WP Carey Inc.	1,215,031
129,948	WP GLIMCHER, Inc.	1,573,670
63,554	WPT Industrial Real Estate Investment Trust	760,741
	Total Real Estate Investment Trust	74,672,166

	Real Estate Management & Development – 0.5% (0.3% of Total Investments)

229,412	Killam Properties Inc.	1,735,063

Nuveen Investments	3

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2015 (Unaudited)

Shares	Description (1)			Value

	Transportation Infrastructure – 6.2% (4.2% of Total Investments)

1,160,675	China Merchants Holdings Pacific Limited, (13)			$755,534
25,283	Grupo Aeroportuario Centro Norte, SA			1,056,577
5,882,089	Hopewell Highway Infrastructure Limited, (13)			2,814,690
4,781,426	Hutchison Port Holdings Trust, (13)			2,512,137
512,418	Jiangsu Expressway Company Limited, (13)			606,043
294	Kobenhavns Lufthavne			157,932
35,744	Macquarie Infrastructure Corporation			2,813,768
891,951	Sydney Airport, (13)			3,646,695
1,292,311	Transurban Group, (13)			8,897,023
	Total Transportation Infrastructure			23,260,399

	Water Utilities – 0.6% (0.4% of Total Investments)

610,418	Inversiones Aguas Metropolitanas SA			887,166
115,215	United Utilities PLC, (13)			1,502,998
	Total Water Utilities			2,390,164
	Total Common Stocks (cost $188,915,452)			173,286,569

Shares	Description (1)	Coupon	Ratings (15)	Value

	CONVERTIBLE PREFERRED SECURITIES – 5.0% (3.5% of Total Investments)

	Electric Utilities – 1.5% (1.0% of Total Investments)

114,301	Exelon Corporation	6.500%	BBB–	$5,176,692
6,691	NextEra Energy Inc.	5.799%	BBB	366,399
	Total Electric Utilities			5,543,091

	Independent Power & Renewable Electricity Producers – 0.4% (0.3% of Total Investments)

18,015	Dynegy Inc.	5.375%	N/R	1,685,303

	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

62,564	Anadarko Petroleum Corporation	7.500%	N/R	2,856,047

	Real Estate Investment Trust – 2.4% (1.7% of Total Investments)

63,633	Alexandria Real Estate Equities Inc., (13)	7.000%	N/R	1,739,968
10,663	American Homes 4 Rent	5.000%	N/R	283,209
46,781	American Tower Corporation	5.500%	N/R	4,801,134
14,421	Equity Commonwealth	6.500%	Ba1	350,286
5,780	Lexington Corporate Properties Trust, Series B	6.500%	N/R	273,510
26,589	Ramco-Gershenson Properties Trust	7.250%	N/R	1,520,094
	Total Real Estate Investment Trust			8,968,201
	Total Convertible Preferred Securities (cost $20,065,331)			19,052,642

Shares	Description (1)	Coupon	Ratings (15)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 27.0% (18.6% of Total Investments)

	Banks – 0.2% (0.1% of Total Investments)

20,692	Wells Fargo REIT	6.375%	BBB+	$539,440

	Electric Utilities – 4.2% (2.9% of Total Investments)

10,503	APT Pipelines Limited	6.693%	N/R	781,081
114,536	Entergy Arkansas Inc., (13)	6.450%	BB+	2,906,351
64,297	Entergy Texas Inc.	5.625%	A–	1,628,000
37,327	Integrys Energy Group Inc.	6.000%	Baa1	998,124
41,740	NextEra Energy Inc.	5.700%	BBB	1,045,170
41,452	NextEra Energy Inc.	5.625%	BBB	1,045,834
61,673	NextEra Energy Inc.	5.000%	BBB	1,461,650
28,354	Pacific Gas & Electric Corporation	6.000%	BBB+	808,940
116,235	PPL Capital Funding, Inc.	5.900%	BBB	2,983,752
64,720	SCE Trust I	5.625%	Baa1	1,631,591
25,936	SCE Trust IV	5.375%	Baa1	660,071
	Total Electric Utilities			15,950,564

4	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (15)	Value

	Gas Utilities – 0.1% (0.1% of Total Investments)

9,113	Laclede Group, Inc., Convertible Bond, (13)	6.750%	N/R	$482,533

	Multi-Utilities – 1.9% (1.3% of Total Investments)

142,900	Dominion Resources Inc.	6.375%	Baa3	7,237,885

	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)

24,711	Nustar Logistics Limited Partnership	7.625%	Ba2	646,687

	Real Estate Investment Trust – 20.4% (14.1% of Total Investments)

25,907	American Homes 4 Rent	5.000%	N/R	695,603
14,826	Apartment Investment & Management Company	6.875%	BB	386,959
37,254	Apollo Commercial Real Estate Finance	8.625%	N/R	968,231
43,439	Arbor Realty Trust Incorporated	7.375%	N/R	1,018,645
36,894	Campus Crest Communities	8.000%	N/R	876,233
29,357	CBL & Associates Properties Inc.	7.375%	BB	744,200
129,644	CBL & Associates Properties Inc.	6.625%	BB	3,239,804
168,582	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,244,895
5,608	Chesapeake Lodging Trust	7.750%	N/R	147,490
132,599	Colony Financial Inc.	7.125%	N/R	3,109,447
31,003	Colony Financial Inc.	8.500%	N/R	819,099
28,243	Colony Financial Inc.	7.500%	N/R	699,014
41,036	Coresite Realty Corporation	7.250%	N/R	1,081,709
9,995	Corporate Office Properties Trust	7.375%	BB	259,970
27,273	DDR Corporation	6.500%	Baa3	699,825
6,107	DDR Corporation	6.250%	Baa3	152,675
109,985	Digital Realty Trust Inc.	7.000%	Baa3	2,837,613
325,716	Digital Realty Trust Inc.	6.625%	Baa3	8,354,615
110,216	Digital Realty Trust Inc., (13)	6.350%	Baa3	2,733,247
95,154	EPR Properties Inc.	9.000%	BB	3,003,060
20,543	EPR Properties Inc.	5.750%	BB	454,617
927	Equity Commonwealth	5.750%	BBB–	22,035
58,000	Equity Residential Properties Trust, (13)	8.290%	Baa2	3,753,690
1,094	FelCor Lodging Trust Inc., Series A	1.950%	CCC	27,842
53,347	General Growth Properties	6.375%	N/R	1,329,941
51,484	Gramercy Property Trust Inc.	7.125%	N/R	1,333,436
10,126	Hersha Hospitality Trust	8.000%	N/R	258,314
76,607	Hersha Hospitality Trust	6.875%	N/R	1,961,139
18,460	Hudson Pacific Properties Inc.	8.375%	BB	473,684
711	Inland Real Estate Corporation	8.125%	N/R	18,344
115,695	Inland Real Estate Corporation	6.950%	N/R	2,863,451
72,320	Investors Real Estate Trust	7.950%	N/R	1,863,686
34,465	Kimco Realty Corporation,	6.000%	Baa2	877,134
36,621	Kimco Realty Corporation,	5.500%	Baa2	885,496
452	LaSalle Hotel Properties	7.500%	N/R	11,680
24,247	LaSalle Hotel Properties	6.375%	N/R	610,539
14,723	Monmouth Real Estate Investment Corp	7.875%	N/R	391,485
24,444	National Retail Properties Inc.	5.700%	Baa2	599,611
6,090	Northstar Realty Finance Corporation	8.875%	N/R	150,910
93,934	Northstar Realty Finance Corporation	8.750%	N/R	2,343,653
130,872	Pebblebrook Hotel Trust	6.500%	N/R	3,282,270
17,710	Post Properties, Inc., Series A	8.500%	Baa3	1,160,182
30,751	PS Business Parks, Inc.	5.750%	Baa2	746,019
20,184	Rait Financial Trust	7.125%	N/R	461,406
1,123	Regency Centers Corporation	6.625%	Baa2	29,254
12,809	Regency Centers Corporation	6.000%	Baa2	320,225
45,046	Retail Properties of America	7.000%	BB	1,148,673
16,766	Sabra Health Care Real Estate Investment Trust	7.125%	BB–	421,497
21,215	Saul Centers, Inc.	6.875%	N/R	554,984
5,412	SL Green Realty Corporation	6.500%	Ba1	136,599
15,542	Summit Hotel Properties Inc.	9.250%	N/R	415,904
50,104	Summit Hotel Properties Inc.	7.875%	N/R	1,291,180
97,044	Summit Hotel Properties Inc.	7.125%	N/R	2,452,302
901	Sun Communities Inc.	7.125%	N/R	23,156
50,559	Taubman Centers Incorporated, Series K	6.250%	N/R	1,252,852

Nuveen Investments	5

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2015 (Unaudited)

Shares		Description (1)	Coupon		Ratings (15)	Value

		Real Estate Investment Trust (continued)

60,747		Taubman Centers Incorporated., Series J	6.500%		N/R	$1,544,796
6,999		Terreno Realty Corporation	7.750%		BB	182,394
29,437		Urstadt Biddle Properties	7.125%		N/R	766,834
74,763		Urstadt Biddle Properties	6.750%		N/R	1,925,147
657		VEREIT, Inc.	6.700%		N/R	16,261
15,438		Vornado Realty Trust	5.400%		BBB–	358,470
36,637		WP GLIMCHER, Inc.	7.500%		Baa3	966,118
51,831		WP GLIMCHER, Inc.	6.875%		Baa3	1,324,283
		Total Real Estate Investment Trust				77,083,827
		Total $25 Par (or similar) Retail Preferred (cost $101,656,027)				101,940,936

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (15)	Value

		CONVERTIBLE BONDS – 1.1% (0.7% of Total Investments)

		Multi-Utilities – 0.6% (0.4% of Total Investments)

$2,235		Dominion Resources Inc.	5.750%	10/01/54	BBB	$2,306,520

		Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)

2,220		DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	1,698,300
$4,455		Total Convertible Bonds (cost $4,470,407)				4,004,820

Principal Amount (000)	(16)	Description (1)	Coupon	Maturity	Ratings (15)	Value

		CORPORATE BONDS – 20.8% (14.3% of Total Investments)

		Commercial Services & Supplies – 1.7% (1.2% of Total Investments)

$1,595		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$1,650,825
1,280		Casella Waste Systems Inc.	7.750%	2/15/19	B–	1,276,800
1,745		Covanta Holding Corporation	5.875%	3/01/24	Ba3	1,701,375
1,645	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	1,244,128
675	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B3	634,775
		Total Commercial Services & Supplies				6,507,903

		Communications Equipment – 0.2% (0.1% of Total Investments)

1,745		Goodman Networks Inc.	12.125%	7/01/18	B–	663,100

		Construction & Engineering – 0.8% (0.5% of Total Investments)

1,030		AECOM Technology Corporation, 144A	5.875%	10/15/24	BB–	1,037,725
15,000	NOK	VV Holding AS, 144A	6.700%	7/10/19	N/R	1,787,757
		Total Construction & Engineering				2,825,482

		Consumer Finance – 0.2% (0.1% of Total Investments)

805		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	805,000

		Diversified Financial Services – 0.4% (0.2% of Total Investments)

1,345		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,297,925

		Diversified Telecommunication Services – 1.2% (0.8% of Total Investments)

1,480		CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	1,513,300
1,775		IntelSat Jackson Holdings	7.500%	4/01/21	B+	1,719,531
1,030		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	1,040,300
300		SBA Communications Corporation	4.875%	7/15/22	B	297,375
		Total Diversified Telecommunication Services				4,570,506

		Electric Utilities – 0.9% (0.6% of Total Investments)

1,950		Intergen NV, 144A	7.000%	6/30/23	B+	1,701,375
1,845		PPL Energy Supply LLC, 144A	6.500%	6/01/25	BB–	1,711,238
		Total Electric Utilities				3,412,613

6	Nuveen Investments

Principal Amount (000)	(16)	Description (1)	Coupon	Maturity	Ratings (15)	Value

		Energy Equipment & Services – 1.1% (0.8% of Total Investments)

$1,560		Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B	$1,279,200
1,760		Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B1	1,399,200
1,290	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	1,471,459
		Total Energy Equipment & Services				4,149,859

		Gas Utilities – 1.1% (0.8% of Total Investments)

980		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	1,016,750
1,745		Ferrellgas LP	6.750%	1/15/22	B+	1,683,925
1,520		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,565,600
		Total Gas Utilities				4,266,275

		Health Care Equipment & Supplies – 0.3% (0.2% of Total Investments)

1,090		Tenet Healthcare Corporation	6.750%	2/01/20	B3	1,149,950

		Health Care Providers & Services – 2.1% (1.5% of Total Investments)

1,005		Acadia Healthcare	5.625%	2/15/23	B–	1,024,536
350		Community Health Systems, Inc.	6.875%	2/01/22	B+	371,984
920		HCA Inc.	5.375%	2/01/25	BB	933,800
870		IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	901,659
1,345		Kindred Healthcare Inc.	6.375%	4/15/22	B2	1,378,625
1,450		Select Medical Corporation	6.375%	6/01/21	B–	1,471,750
1,895		Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	1,913,950
		Total Health Care Providers & Services				7,996,304

		Independent Power & Renewable Electricity Producers – 1.2% (0.8% of Total Investments)

1,650		Dynegy Inc.	7.625%	11/01/24	B+	1,717,320
2,160		GenOn Energy Inc.	9.500%	10/15/18	B–	2,076,300
920		TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB–	874,000
		Total Independent Power & Renewable Electricity Producers				4,667,620

		Internet Software & Services – 0.5% (0.4% of Total Investments)

1,950		Equinix Inc.	5.750%	1/01/25	BB	1,950,000

		IT Services – 0.6% (0.4% of Total Investments)

2,055		Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	B–	2,052,329

		Marine – 0.5% (0.3% of Total Investments)

1,805		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	1,665,113

		Multi-Utilities – 0.3% (0.2% of Total Investments)

800	GBP	RWE AG, Reg S	7.000%	12/31/49	Baa3	1,257,554

		Oil, Gas & Consumable Fuels – 5.1% (3.5% of Total Investments)

1,975		Calumet Specialty Products	7.625%	1/15/22	B+	1,925,625
1,555		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	1,415,050
1,330		Energy Transfer Equity LP	5.500%	6/01/27	BB+	1,236,900
1,770		Gibson Energy, 144A	6.750%	7/15/21	BB	1,721,325
1,805		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,642,550
2,450		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	2,278,497
950		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	878,750
705		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	690,900
1,150		Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	CCC+	1,035,000
1,685		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	1,533,350
1,150		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	1,155,750
1,265		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,265,000
780		Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	780,000
1,571		Western Refining Inc.	6.250%	4/01/21	B+	1,555,290
		Total Oil, Gas & Consumable Fuels				19,113,987

Nuveen Investments	7

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2015 (Unaudited)

Principal Amount (000)	(16)	Description (1)	Coupon	Maturity	Ratings (15)	Value

		Real Estate Investment Trust – 1.0% (0.7% of Total Investments)

$1,655		Communications Sales & Leasing Inc., 144A	8.250%	10/15/23	BB–	$1,506,050
1,265		Corporate Office Properties LP	5.000%	7/01/25	BBB–	1,236,053
1,145		DuPont Fabros Technology LP	5.625%	6/15/23	Ba1	1,127,825
		Total Real Estate Investment Trust				3,869,928

		Real Estate Management & Development – 0.6% (0.4% of Total Investments)

785		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	753,600
1,540		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,498,420
		Total Real Estate Management & Development				2,252,020

		Road & Rail – 0.4% (0.3% of Total Investments)

1,545		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	1,572,656

		Software – 0.3% (0.2% of Total Investments)

1,265		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB–	1,236,538

		Transportation Infrastructure – 0.1% (0.1% of Total Investments)

506		Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	529,491

		Wireless Telecommunication Services – 0.2% (0.2% of Total Investments)

870		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	845,553
		Total Corporate Bonds (cost $83,355,283)				78,657,706

Principal Amount (000)	(16)	Description (1)	Coupon	Maturity	Ratings (15)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.0% (3.4% of Total Investments)

		Construction & Engineering – 0.8% (0.5% of Total Investments)

$2,880		PHBS Limited	6.625%	N/A (17)	N/R	$2,875,853

		Electric Utilities – 2.8% (1.9% of Total Investments)

2,160		AES Gener SA, 144A	8.375%	12/18/73	BB	2,332,800
520		Electricite de France, 144A	5.625%	N/A (17)	Baa1	529,100
1,750		Electricite de France, 144A	5.250%	N/A (17)	Baa1	1,767,500
3,355		Enel SpA, 144A	8.750%	9/24/73	BBB–	3,916,023
1,535		FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,234,140
420	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	683,159
		Total Electric Utilities				10,462,722

		Energy Equipment & Services – 1.1% (0.8% of Total Investments)

4,550		Transcanada Trust	5.625%	5/20/75	BBB	4,354,350

		Water Utilities – 0.3% (0.2% of Total Investments)

738	GBP	Pennon Group PLC, Reg S	6.750%	N/A (17)	N/R	1,180,733
		Total $1,000 Par (or similar) Institutional Preferred (cost $19,836,817)				18,873,658

Shares		Description (1), (18)				Value

		INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)

		Diversified Other – 0.3% (0.2% of Total Investments)

551,585		John Laing Infrastructure Fund				$992,836

		Real Estate Management & Development – 0.3% (0.2% of Total Investments)

714,023		Starwood European Real Estate Finance Limited				1,125,799
		Total Investment Companies (cost $2,258,065)				2,118,635
		Total Long-Term Investments (cost $571,562,779)				518,035,087

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.2% (5.6% of Total Investments)

	REPURCHASE AGREEMENTS – 8.2% (5.6% of Total Investments)

$30,737	Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/15, repurchase price $30,736,743, collateralized by $31,385,000 U.S. Treasury Bills, 0.000%, due 2/18/16, value $31,353,615	0.000%	9/01/15	$30,736,743
	Total Short-Term Investments (cost $30,736,743)			30,736,743
	Total Investments (cost $602,299,522) – 145.3%			548,771,830
	Borrowings – (45.1)% (19), (20)			(170,300,000)
	Other Assets Less Liabilities – (0.2)% (21)			(705,460)
	Net Assets – 100%			$377,766,370

Investments in Derivatives as of August 31, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(70)	12/15	$(8,360,625)	$8,750	$24,399

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Nuveen Investments	9

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2015 (Unaudited)

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Whole Loans	$—	$—	$105,520,121	$105,520,121
Corporate Notes	—	—	14,580,000	14,580,000
Common Stocks	103,924,928	69,361,641	—	173,286,569
Convertible Preferred Securities	17,312,674	1,739,968	—	19,052,642
$25 Par (or similar) Retail Preferred	92,065,115	9,875,821	—	101,940,936
Convertible Bonds	—	4,004,820	—	4,004,820
Corporate Bonds	—	78,657,706	—	78,657,706
$1,000 Par (or similar) Institutional Preferred	—	18,873,658	—	18,873,658
Investment Companies	2,118,635	—	—	2,118,635

Short-Term Investments:
Repurchase Agreements	—	30,736,743	—	30,736,743

Investments in Derivatives:
Futures Contracts*	24,399	—	—	24,399
Total	$215,445,751	$213,250,357	$120,100,121	$548,796,229
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3
	Whole Loans	Corporate Notes	Total
Balance at the beginning of period	$119,325,282	$14,580,000	$133,905,282
Gains (losses):
Net realized gains (losses)	1,924	—	1,924
Change in net unrealized appreciation (depreciation)	(717,375)	—	(717,375)
Purchases at cost	—	—	—
Sales at proceeds	(13,239,326)	—	(13,239,326)
Net discounts (premiums)	149,616	—	149,616
Transfers into	—	—	—
Transfers (out of)	—	—	—
Balance at the end of period	$105,520,121	$14,580,000	$120,100,121

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market Value	Techniques	Unobservable Inputs		Range
Commercial & Multifamily Whole Loans	$23,677,901	Discounted Cash Flow	Yield Spread		2.20% - 2.37%
		Discounted Cash Flow	Liquidity Spread		0.50%
		Discounted Cash Flow	Debt Service Coverage Ratio		0.00 - 2.82
	13,647,511	Appraisals	N/A		N/A
	39,069,367	Expected Value	N/A		N/A
Commercial & Multifamily Whole Loans and Corporate Notes	42,245,890	Price Ceiling	Cap		100.00 - 102.00
Commercial Whole Loans	1,459,452	Price Floor	(1-Loss Severity	)	70.2%
Total	$120,100,121

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$157,932	$(12,220,338)	$12,220,338	$(157,932)	$—	$—

10	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments (excluding investments in derivatives) was $611,287,141.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$3,729,791
Depreciation	(66,245,102)
Net unrealized appreciation (depreciation) of investments	$(62,515,311)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Interest rates on whole loans and corporate notes are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(3)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(4)	Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investments are classified as Level 3 unless otherwise noted.

(5)	Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(6)	Variable Rate Security – The rate shown is the net coupon rate in effect as of the end of the reporting period.

(7)	Loan is currently in default with regards to scheduled interest and/or principal payments.

(8)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(9)	The Fund agreed to accept a lower interest payment and defer receipt of the balance of the interest payment until maturity of the whole loan. As a result, the Fund receives regular interest payments based on an annual rate of 2.443% with the balance of the remaining interest to be paid at maturity.

(10)	Participating loan – A participating loan is one which contains provisions for the Fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

(11)	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

(12)	The interest rate will increase to 2.000% on March 1, 2017.

(13)	For fair value measurement disclosure purposes, investment classified as Level 2.

(14)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(15)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(16)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(17)	Perpetual security. Maturity date is not applicable.

(18)	A copy of the most recent financial statements for the investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(19)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(20)	Borrowings as a percentage of Total Investments is 31.0%.

(21)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

Nuveen Investments	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Diversified Real Asset Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2015